UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22516

GAI Aurora Opportunities Fund, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc. Global Alternative Investments 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:       (866) 440-7460

Date of fiscal year end:      March 31

Date of reporting period:      June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) As of June 30, 2016

Strategy	Investments	Cost	Fair Value
	Event-Driven - 18.19%
	Corvex Offshore Ltd.	$2,048,955	$1,847,738
	Tyrus Capital Event Fund, Ltd.	1,196,580	1,390,133
	ValueAct Capital International II, LP	1,639,005	1,701,997
	West Face Long Term Opportunities Fund, Ltd.	462,845	873,249
	York European Opportunities Unit Trust	2,192,584	2,378,387
			8,191,504
	Long/Short Credit - 11.48%
	Centerbridge Credit Partners Offshore, Ltd.	146,837	213,630
	Redwood Offshore Fund, Ltd.	2,355,357	2,849,197
	York Credit Opportunities Unit Trust	2,119,430	2,104,164
			5,166,991
	Long/Short Equities - 22.29%
	Cadian Offshore Fund Ltd.	1,434,375	1,583,412
	Elizabeth Park Capital Offshore Fund, Ltd.	2,140,445	2,143,138
	Greenlight Capital Offshore (Gold), Ltd.	488,843	504,041
	Greenlight Capital Offshore Qualified, Ltd.	1,953,361	1,858,847
	Karst Peak Asia Offshore Fund	904,554	979,145
	Lansdowne Developed Markets Fund, Ltd.	2,022,051	2,914,690
	North Tide Capital Offshore, Ltd.	75,262	54,636
			10,037,909
	Macro - 4.96%
	Guard Macro Offshore Feeder Fund	2,400,000	2,233,475
	Opportunistic - 18.36%
	JHL Capital Group Fund, Ltd.	1,444,423	1,439,702
	Luxor Capital Partners Offshore Liquidating SPV, Ltd.	81,287	59,231
	Luxor Capital Partners Offshore, Ltd.	624,739	457,831
	Palomino Fund, Ltd.	5,117,050	5,000,706
	Roystone Capital Offshore Fund, Ltd.	1,462,500	1,311,291
			8,268,761
	Total Investments (Cost $32,310,483*) - 75.28%		33,898,640
	Other Assets and Liabilities, net - 24.72%		11,130,801
	Net Assets - 100.00%		$45,029,441

Percentages shown are stated as a percentage of net assets as of June 30, 2016. All investments in Investment Funds are non-income producing.

GAI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016
*	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2016, as computed for federal tax purposes, were as follows:

Aggregate cost	$41,718,833

Gross unrealized appreciation	$298,096
Gross unrealized depreciation	(8,118,289)
Net unrealized depreciation	$(7,820,193)

Investments by Strategy (as a percentage of total investments)
Long/Short Equities	29.61%
Opportunistic	24.39
Event-Driven	24.17
Long/Short Credit	15.24
Macro	6.59
100.00%

GAI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016
Fair Value Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. On May 1, 2015, FASB issued Accounting Standards Update ("ASU") 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).  ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value ("NAV") per share or its equivalent.  As a result, investments in various collective investment vehicles commonly referred to as "hedge funds" ("Investment Funds") with a fair value of $33,898,640 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy as determined by Wells Fargo Investment Institute, Inc. (the "Adviser") are:

•
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows:
Description	Total Fair Value at June 30, 2016	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Investment Funds(1)	$33,898,640	$–		$–		$–
Total Investments	$33,898,640	$–	$		$

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement.

While redemptions from the Investment Funds are typically permitted monthly, quarterly, semi-annually, annually or biennially, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of the Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Investment Funds. No such restrictions were in place as of or during the three month period ended June 30, 2016. The Fund had no unfunded capital commitments as of June 30, 2016.

GAI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016
The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2016:

Event-Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company's financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize.  In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Long/Short Credit strategies generally involve Investment Managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps). Investment Managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments. The use of leverage varies considerably. Investment Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Although Long/Short Credit strategies typically involve positions in debt instruments and credit derivatives, the Investment Managers implementing this strategy generally perform extensive research on companies and may use this information to invest both long and short in the equity securities of such companies.

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued.  Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities Investment Managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short).  Investment Managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment Managers in this strategy usually employ a low to moderate degree of leverage.

Macro strategies generally involve fundamental, discretionary or systematic, directional trading in currencies, fixed income commodities,  bonds and equities. Investment managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Opportunistic strategies generally involve Investment Managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage). Capital is opportunistically allocated as such Investment Managers perceive each strategy's opportunity set changing with market conditions.

Please refer to the March 31, 2016 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.

GAI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of June 30, 2016
Subsequent Events

The Adviser has determined that there were no events that required disclosure other than those listed below.

The Boards of Managers (the “Board”) of the Fund and the GAI Corbin Multi-Strategy Fund, LLC (the “Corbin Fund” and together the “Funds”) approved a reorganization (the “Reorganization”) under which shareholders of the Fund will receive common shares of the Corbin Fund, and the Corbin Fund will acquire substantially all of the assets and liabilities of the Fund. Such transaction would occur on the basis of relative net asset value of the Funds. The Board of each Fund determined that the Reorganization would be in the best interests of such Fund and that each investor (each, a "Member") would not be diluted as a result of the Reorganization. The Board also took into account that: (i) the Funds expose their Members to similar types of risk and implement substantially similar investment strategies and objectives; and (ii) the Corbin Fund has outperformed the Fund. The Reorganization, which was described in an information statement filed with the Securities and Exchange Commission in final form on May 23, 2016, was approved by a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940, as amended, and the rules thereunder) of the Fund at a Member meeting held on June 10, 2016. The transaction is expected to close at the end of September 2016.

The Sub-Advisory agreement among the Fund, the Adviser, and the Subadviser, pursuant to which the Subadviser provided subadvisory services to the Fund, terminated effective as of June 30, 2016.  The Adviser will manage the Fund’s assets pursuant to the terms of the Advisory Agreement between the Fund and the Adviser for the period from July 1, 2016, to the date of the Reorganization.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Aurora Opportunities Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 26, 2016

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.